Critical accounting judgments and key sources of estimation uncertainty - IFRS 15 - Revenue recognition Gilead (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 21, 2022	Dec. 31, 2021
Critical accounting estimates and judgments
Deferred income	€ 1,327,463,000	€ 1,989,230,000		€ 2,364,701,000
Goodwill	69,557,000	69,813,000	€ 69,800,000
Contingent consideration.	1,561,830,000	2,208,325,000
Cell Point Acquisition
Critical accounting estimates and judgments
Goodwill	62,400,000	62,444,000
Contingent consideration [member] | Cell Point Acquisition
Critical accounting estimates and judgments
Contingent consideration.	21,000,000.0
Collaboration agreement for filgotinib
Critical accounting estimates and judgments
Deferred income	26,300,000
Gilead | Collaboration agreement for filgotinib
Critical accounting estimates and judgments
Deferred income	€ 26,268,000	€ 456,352,000		€ 604,875,000
Scenario | Collaboration agreement for filgotinib
Critical accounting estimates and judgments
Increase (decrease) in remaining cost to complete filgotinib performance obligation	10.00%
(Decrease) increase in revenue recognition and corresponding increase (decrease) in current and non-current deferred income	€ (2,600,000)
Scenario 2 | Collaboration agreement for filgotinib
Critical accounting estimates and judgments
Increase (decrease) in remaining cost to complete filgotinib performance obligation	(10.00%)
(Decrease) increase in revenue recognition and corresponding increase (decrease) in current and non-current deferred income	€ 2,600,000